Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure For Actuarial Assumptions [Abstract]
Discount rates used	4.70%	5.00%
Expected rate of salary increases	3.80%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014
Expected rotation rate	4.00%	3.80%